December 27, 1996, Revised August 1, 1997                             GF-D-0797



COLONIAL INTERMEDIATE U.S.
GOVERNMENT FUND

COLONIAL SHORT DURATION
U.S. GOVERNMENT FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency, including the FDIC.

Please consult your full-service financial adviser to determine how investing in these mutual funds may suit your unique needs, time horizon, and risk tolerance.

Each of the Colonial Intermediate U.S. Government Fund (Intermediate Fund) and Colonial Short Duration U.S. Government Fund (Short Duration Fund) (each a Fund and collectively, the Funds) is a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company. The Intermediate Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in U.S. government securities.

The Short Duration Fund seeks as high a level of current income as is consistent with very low volatility by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of 3 years or less. Each Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is in the December 27, 1996 Statement of Additional Information as revised April 30, 1997, which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Each Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within four years after purchase for the Short Duration Fund and six years after purchase for the Intermediate Fund; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                                                Page
Summary of Expenses                                                      2
The Funds' Financial History                                             4
The Funds' Investment Objectives                                         7
How the Funds Pursue Their Objectives
 and Certain Risk Factors                                                7
How the Funds Measure Their Performance                                  9
How the Funds are Managed                                                9
How the Funds Value Their Shares                                        10
Distributions and Taxes                                                 10
How to Buy Shares                                                       11
How to Sell Shares                                                      13
How to Exchange Shares                                                  13
Telephone Transactions                                                  14
12b-1 Plans                                                             14
Organization and History                                                14

--------------------------------------------------------------------------------
           NOT FDIC-INSURED                        MAY LOSE VALUE
                                                   NO BANK GUARANTEE

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in each Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in each Class of each Fund's shares. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of the Funds' various costs and expenses.

Shareholder Transaction Expenses (1)(2)

                                                      Intermediate Fund
                                               Class A     Class B    Class C
Maximum Initial Sales Charge Imposed on
 a Purchase (as a % of offering price)(3)       4.75%       0.00%(5)   0.00%(5)
Maximum Contingent Deferred Sales Charge
 (as a % of offering price)(3)                  1.00%(4)    5.00%      1.00%


                                                      Short Duration Fund
                                               Class A     Class B    Class C
Maximum Initial Sales Charge Imposed on
 a Purchase (as a % of offering price)(3)       3.25%       0.00%(5)   0.00%(5)
Maximum Contingent Deferred Sales Charge
 (as a % of offering price)(3)                  1.00%(4)    4.00%      1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $1,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3) Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(5) Because of the 0.75% distribution fee applicable to Class B shares of the Intermediate Fund, the 0.65% distribution fee applicable to Class B shares of the Short Duration Fund, the 0.60% distribution fee applicable to the Class C shares of the Intermediate Fund and the 0.15% distribution fee applicable to Class C shares of the Short Duration Fund, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because each Fund's Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.

Annual Operating Expenses (as a % of average net assets)

                                               Intermediate Fund
                                      Class A          Class B         Class C
Management fee                         0.57%            0.57%           0.57%
12b-1 fees                             0.25             1.00            0.85(7)
Other expenses                         0.29             0.29            0.29
                                       ----             ----            ----
Total operating expenses(6)            1.11%            1.86%           1.71%
                                       ====             ====            =====

                                             Short Duration Fund
                                      Class A          Class B         Class C
Management fee (after fee waiver
 or reimbursement)                     0.00%            0.00%           0.00%
12b-1 fees                             0.20             0.85            0.40
Other expenses (after fee waiver
 or reimbursement)                     0.30             0.30            0.30
                                       ----             ----            ----
Total operating expenses (after
 fee waiver or reimbursement)(8)       0.50%            1.15%           0.70%
                                       ====             ====            ====

(6) Total operating expenses, excluding brokerage, interest, taxes, 12b-1 distribution and service fees and extraordinary expenses are, until further notice, voluntarily limited by the Adviser to 1.00% of the Fund's average net assets.
(7) The Distributor has voluntarily agreed to waive a portion of the Class C share Rule 12b-1 distribution fee so that it will not exceed 0.60% annually. The Distributor may terminate the fee waiver at any time without shareholder approval. See "12b-1 Plans."
(8) The Adviser has voluntarily agreed to waive or bear certain Fund expenses until further notice. Absent such agreement, the "Management fee" would have been 0.55% for each Class, "Other expenses" would have been 1.23% for each Class and "Total operating expenses" would have been 1.98% for Class A, 2.63% for Class B and 2.18% for Class C. See "How the Funds are Managed" for other fees paid to the Adviser.

Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:


                                Intermediate Fund
Period             Class A     Class B                    Class C
                                 (8)           (9)          (8)          (9)
 1 year             $ 58        $ 69          $ 19           27          17
 3 years              81          88            58           54          54(13)
 5 years             106         121           101           93          93
10 years             176         198(10)       198(10)      202         202


                             Short Duration Fund (11)
                   Class A             Class B                  Class C
Period:                          (8)           (9)          (8)          (9)
1 year              $ 37        $ 12          $ 52          $ 7          17
3 years               48          37            57           22          22(12)
5 years               60          63            63           39          39
10 years              93         122(10)       122(10)       87          87

(8)  Assumes no redemption.
(9)  Assumes redemption at period end.
(10) Class B shares convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(11) Without voluntary fee reduction, the amounts in the Example would be $52, $93, $136 and $256 for Class A shares for 1, 3, 5 and 10 years, respectively; $27, $82, $140 and $281 for Class B shares assuming no redemption for 1, 3, 5 and 10 years, respectively; $67, $102, $140 and $281 for Class B shares assuming redemptions at 1, 3, 5 and 10 years, respectively; $22, $68, $117 and $251 for Class C shares assuming no redemption for 1, 3, 5 and 10 years, and $32, $68, $117 and $251 for Class C shares assuming redemptions at 1, 3 5 and 10 years, respectively. Class
     B shares convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.
(12) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUNDS' FINANCIAL HISTORY


The following financial highlights for a share outstanding throughout each period have been audited by Price Waterhouse LLP, independent accountants. Their unqualified report is included in each Fund's 1996 Annual Report and is incorporated by reference into the Statement of Additional Information. The data presented for the Short Duration Fund represent operations under objectives and policies which changed effective December 27, 1996. No Class C shares were outstanding for the Intermediate Fund during the periods shown.


                                                                                   Intermediate Fund
                                                       ----------------------------------------------------------------------------
                                                                                  Year ended August 31
                                                       ----------------------------------------------------------------------------
                                                                    1996                                       1995
                                                          Class A             Class B                Class A              Class B
Net asset value - Beginning of period                     $6.550               $6.550                 $6.420              $6.420
                                                          ------               ------                 ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.390                0.341                  0.447               0.399
Net realized and unrealized gain (loss)                   (0.161)              (0.161)                 0.100               0.100
                                                          ------               ------                 ------              ------
      Total from Investment Operations                     0.229                0.180                  0.547               0.499
                                                          ------               ------                 ------              ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.391)              (0.344)                (0.417)             (0.369)
In excess of net investment income                        (0.018)              (0.016)                    --                  --
From capital paid in                                          --                   --                     --                  --
                                                          ------               ------                 ------              ------
Total Distributions Declared to Shareholders              (0.409)              (0.360)                (0.417)             (0.369)
                                                          ------               ------                 ------              ------
Net asset value - End of period                           $6.370               $6.370                 $6.550              $6.550
                                                          ======               ======                 ======              ======
Total return(a)                                            3.51%                2.74%                  8.88%               8.07%
                                                          ======               ======                 ======              ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   1.11%(b)             1.86%(b)               1.11%               1.86%
Net investment income                                      6.45%(b)             5.70%(b)               7.51%               6.76%
Portfolio turnover                                          123%                 123%                   140%                140%
Net assets at end of period (in millions)                   $921                 $572                 $1,164                $701


                                                                                   Intermediate Fund
                                                       ----------------------------------------------------------------------------
                                                                                  Year ended August 31
                                                       ----------------------------------------------------------------------------
                                                                    1994                                       1993
                                                          Class A             Class B                Class A              Class B
Net asset value - Beginning of period                     $6.880               $6.880                 $6.980              $6.980
                                                          ------               ------                 ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.415                0.365                  0.541               0.490
Net realized and unrealized gain (loss)                   (0.452)              (0.452)                (0.130)             (0.130)
                                                          ------               ------                 ------              ------
      Total from Investment Operations                    (0.037)              (0.087)                 0.411               0.360
                                                          ------               ------                 ------              ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                (0.400)              (0.352)                (0.511)             (0.460)
In excess of net investment income                            --                   --                     --                  --
From capital paid in                                      (0.023)              (0.021)                    --                  --
                                                          ------               ------                 ------              ------
Total Distributions Declared to Shareholders              (0.423)              (0.373)                (0.511)             (0.460)
                                                          ------               ------                 ------              ------
Net asset value - End of period                           $6.420              $ 6.420                 $6.880              $6.880
                                                          ======               ======                 ======              ======
Total return(a)                                           (0.53)%              (1.28)%                 6.15%               5.36%
                                                          ======               ======                 ======              ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                                   1.11%                1.86%                  1.10%               1.85%
Net investment income                                      8.14%                7.39%                  7.85%               7.10%
Portfolio turnover                                          291%                 291%                   162%                162%
Net assets at end of period (in millions)                   $758                 $836                 $1,202                $978

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                                                                                   Intermediate Fund
                                              ----------------------------------------------------------------------------------
                                                                                                                     Period ended
                                                                                                                      August 31
                                              ----------------------------------------------------------------------------------
                                                       1992                   1991          1990         1989          1988(h)
                                              ----------------------------------------------------------------------------------
                                               Class A       Class B (b)     Class A       Class A       Class A       Class A
Net asset value - Beginning of period          $7.020        $6.950          $6.950        $7.130        $7.200        $7.140
                                               ------        ------          ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.614         0.122           0.699         0.711         0.702         0.639
Net realized and unrealized gain (loss)        (0.043)        0.029           0.069        (0.171)       (0.074)        0.054
                                               ------        ------          ------        ------        ------        ------
      Total from Investment Operations          0.571         0.151           0.768         0.540         0.628         0.693
                                               ------        ------          ------        ------        ------        ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                     (0.611)       (0.121)         (0.698)       (0.720)       (0.698)       (0.633)
In excess of net investment income
From capital paid in                               --            --              --            --            --            --
                                               ------        ------          ------        ------        ------        ------
Total Distributions Declared to Shareholders   (0.611)(c)    (0.121)(c)      (0.698)       (0.720)(c)    (0.698)(c)    (0.633)
                                               ------        ------          ------        ------        ------        ------
Net asset value - End of period                $6.980        $6.980          $7.020        $6.950        $7.130        $7.200
                                               ======        ======          ======        ======        ======        ======
Total return(a)                                 8.46%         2.19%(e)       11.54%         7.95%(g)      9.14%(g)      9.89%(g)(e)
                                               ======        ======          ======        ======        ======        ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                        1.09%         1.84%(f)        1.16%         1.25%         1.23%         0.56%(f)
Net investment income                           8.55%         7.80%(f)        9.68%        10.09%         9.88%         9.85%(f)
Portfolio turnover                               132%          132%            129%           82%          124%           49%(f)
Net assets at end of period (in millions)      $1,102          $343            $444           $95           $57           $39
---------------------------------------------
(a) Net of fees and expenses waived
    or borne by the Adviser                        --            --              --        $0.010        $0.012        $0.068

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) Because of differences between book and tax basis accounting, approximately $0.056 and $0.014 in 1992, $0.044 in 1990 and $0.036 in 1989 were a return of capital for federal income tax purposes. (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.
(g) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The Fund commenced investment operations on October 13, 1987. Per share amounts reflect activity from that date.

                                                                                   Short Duration Fund
                                                -----------------------------------------------------------------------------------
                                                                                    Year ended
                                                                                     August 31
                                                -----------------------------------------------------------------------------------
                                                                 1996                                      1995
                                                 Class A        Class B        Class C       Class A      Class B     Class C(d)
Net asset value - Beginning of period             $9.850         $9.850         $9.850        $9.670       $9.670       $9.550
                                                  ------         ------         ------        ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                           0.568          0.504          0.549         0.514        0.451        0.334
Net realized and unrealized gain (loss)           (0.032)        (0.032)        (0.032)        0.152        0.152        0.280
                                                  ------         ------         ------        ------       ------       ------
  Total from Investment Operations                 0.536          0.472          0.517         0.666        0.603        0.614
                                                  ------         ------         ------        ------       ------       ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.566)        (0.502)        (0.547)       (0.486)      (0.423)      (0.314)
In excess of net investment income                    --             --             --            --           --           --
From net realized gains                               --             --             --            --           --           --
                                                  ------         ------         ------        ------       ------       ------
Total Distributions Declared to Shareholders      (0.566)        (0.502)        (0.547)       (0.486)      (0.423)      (0.314)
                                                  ------         ------         ------        ------       ------       ------
Net asset value - End of period                   $9.820         $9.820         $9.820        $9.850       $9.850       $9.850
                                                  ======         ======         ======        ======       ======       ======
Total return(e)(f)                                 5.57%          4.89%          5.36%         7.08%        6.39%        6.50%(g)
                                                  ======         ======         ======        ======       ======       ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                           0.50(h)        1.15%(h)       0.70%(h)      0.50%        1.15%         0.70%(i)
Net investment income                              5.99(h)        5.34%(h)       5.79%(h)      5.50%        4.85%         5.30%(i)
Fees and expenses waived or borne by
   the Adviser                                     1.48%          1.48%          1.48%         1.14%        1.14%         1.14%
Portfolio turnover                                   51%            51%            51%           36%          36%           36%
Net assets at end of period (000)                 $6,136         $4,004           $461        $9,934       $3,968          $385
------------------------------------------
(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to        $0.136         $0.136         $0.136        $0.107       $0.107        $0.107

                                                                    Short Duration Fund
                                               ------------------------------------------------------------------
                                                         Year ended                         Period ended
                                                          August 31                          August 31
                                               ------------------------------------------------------------------
                                                            1994                               1993
                                                    Class A        Class B           Class A(b)        Class B(c)
Net asset value - Beginning of period               $9.950          $9.950            $10.00            $9.940
                                                    ------          ------            ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)                             0.473           0.409             0.434             0.237
Net realized and unrealized gain (loss)             (0.356)         (0.356)           (0.061)           (0.003)
                                                    ------          ------            ------            ------
  Total from Investment Operations                   0.117           0.053             0.373             0.234
                                                    ------          ------            ------            ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.397)         (0.333)           (0.406)           (0.215)
In excess of net investment income                      --              --            (0.015)           (0.008)
From net realized gains                                 --              --            (0.002)           (0.001)
                                                    ------          ------            ------            ------
Total Distributions Declared to Shareholders        (0.397)         (0.333)           (0.423)           (0.224)
                                                    ------          ------            ------            ------
Net asset value - End of period                     $9.670         $ 9.670            $9.950            $9.950
                                                    ======          ======            ======            ======
Total return(e)(f)                                   1.20%           0.55%             3.82%(g)          2.38%(g)
                                                    ======          ======            ======            ======
RATIOS TO AVERAGE NET ASSETS
Expenses                                             0.50%           1.15%             0.50%(i)          1.15%(i)
Net investment income                                4.84%           4.19%             4.70%(i)          4.05%(i)
Fees and expenses waived or borne by
   the Adviser                                       1.16%           1.16%             1.68%(i)          1.68%(i)
Portfolio turnover                                     69%             69%               25%(i)            25%(i)
Net assets at end of period (000)                  $16,168          $4,176            $7,866            $1,675
------------------------------------------
(a) Net of fees and expenses waived or
    borne by the Adviser which amounted to          $0.114          $0.114            $0.155            $0.092

(b) The Fund commenced investment operations on October 1, 1992. Class A per share amounts reflect activity from that date.
(c) Class B shares were initially offered on February 1, 1993. Class B per share amounts reflect activity from that date.
(d) Class C shares were initially offered on January 4, 1995. Class C per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no front-end sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(i) Annualized.

Further performance information is contained in each Fund's Annual Report to shareholders, which may be obtained without charge by calling 1-800-426-3750.

THE FUNDS' INVESTMENT OBJECTIVES

The Intermediate Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in U.S. government securities.

The Short Duration Fund seeks as high a level of current income as is consistent with very low volatility by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of 3 years or less.

HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Each Fund invests primarily in U.S. government securities. U.S. government securities in which a Fund may invest consist of (1) U.S. treasury obligations;
(2) obligations issued or guaranteed by the U.S. government agencies and instrumentalities (agencies) which are supported by: (a) the full faith and credit of the U.S. government, (b) the right of the issuing agency to borrow under a line of credit with the U.S. treasury, (c) the discretionary power of the U.S. government to purchase obligations of the agency or (d) the credit of the agency. Agency securities include securities commonly referred to as mortgage-backed securities, the principal and interest on which are paid from principal and interest payments made on pools of mortgage loans. These include securities commonly referred to as "pass-throughs," "collateralized mortgage obligations" (CMOs), and "real estate mortgage investment conduits" (REMICs).

Each Fund may purchase U.S. government securities that pay fixed, floating or adjustable interest rates, as well as zero coupon securities.

The Intermediate Fund invests primarily and the Short Duration Fund invests exclusively in debt securities. Therefore, the value of an investment in each Fund generally will fall as prevailing interest rates rise and will rise as prevailing interest rates fall. The Adviser attempts to control the magnitude of such fluctuations by managing each Fund's duration. Duration measures how quickly the principal and interest of a bond is expected to be paid. Investment managers use duration to predict how much a bond's value will fluctuate given a change in interest rates. Generally, when interest rates change, the shorter the duration, the less a bond's market value would be expected to change. The Intermediate Fund generally maintains a duration of less than 7 1/2 years. The Short Duration Fund generally maintains a duration of 3 years or less. Declines in interest rates may mean that a Fund will pay lower income distributions.

Mortgage-Backed Securities. Mortgage-backed securities, including CMOs and REMICs, evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Fund will not invest in the Residual class. Principal on mortgage-backed securities, CMOs or REMICs, may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's maturity) and decrease as interest rates rise (effectively lengthening the security's maturity). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Variable Rate Securities; Zero Coupon Securities. Interest rates on variable rate securities change periodically based on some index or interest rate change, reducing, but not eliminating, the securities' volatility. The securities' value may fluctuate from changes in market interest rates because the rate change may lag the market or there may be limits on the rate change.

Zero coupon securities do not pay interest in cash on a current basis but rather are purchased at a discount and increase in value as they approach maturity. Their market price may change more dramatically because of changes in interest rates than similar securities paying interest currently. Because zero coupon securities may not pay interest, but the Fund nevertheless must accrue and distribute to investors the income deemed to be earned on a current basis, the Fund may have to sell other investments to raise the cash needed to make income distributions.

When-Issued Securities. "When-issued" securities are contracts to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer's consummation of the transaction. A dealer's failure could deprive a Fund of advantageous yields. These contracts also involve the risk that the value of the underlying security may change prior to settlement. Each Fund currently will not purchase "when issued" securities more than 120 days prior to settlement. Each Fund will segregate with its custodian cash or liquid securities equal in value to its obligations under the contract.

Mortgage Dollar Rolls. Each Fund may also engage in so-called "mortgage dollar roll" transactions. In a mortgage dollar roll, a Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive a Fund of a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Finally, the transaction costs may exceed the return earned by a Fund from the transaction.


Financial Futures; Options. The Intermediate Fund may (1) buy or sell financial futures contracts (futures) and (2) purchase and write call and put options on futures and securities. The Fund will enter into such transactions for hedging purposes or to adjust the Fund's duration. A futures contract obliges the seller to deliver and the buyer to accept a financial instrument at the time and in the amount specified in the contract. Although futures call for delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (sale) of a comparable contract. If the price of the initial sale of the future exceeds (or is less than) the price of the offsetting purchase, the Fund realizes a gain (or loss). A call option represents the right, but not the obligation, to buy, and a put option represents the right, but not the obligation, to sell, a particular security or futures contract at a specified price during a specified period of time. Transactions in futures involve the risk of (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) the possible absence of a liquid secondary market at any point in time, and (3) if the Adviser's prediction on interest rates is inaccurate, the Fund may be worse off than if it had not hedged. With respect to options, if a purchased option expires unexercised, the Fund will lose the price paid for the option. The Intermediate Fund may not purchase or sell futures contracts or purchase related options if immediately thereafter the sum of the amount of deposits for initial margin or premiums on the existing futures and related options positions would exceed 5% of the market value of the Fund's total assets.


Temporary/Defensive Investments. Temporarily available cash may be invested in repurchase agreements. Some or all of each Fund's assets also may be invested in such investments during periods of unusual market conditions.

Under a repurchase agreement, a Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account by each Fund's custodian and constitutes each Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral will be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, a Fund may experience costs and delays in liquidating the collateral and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 10% of the Intermediate Fund's net assets or 15% of the Short Duration Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

The Short Duration Fund may enter into reverse repurchase agreements, which are contracts under which the Fund sells a security and agrees to buy it back at a fixed price and time. The Fund will segregate with its custodian U.S. government securities equal in value to the Fund's obligations under the reverse repurchase agreements.

Borrowing of Money. Each Fund may borrow money from banks for temporary or emergency purposes up to 10% of its net assets. However, a Fund will not purchase additional portfolio securities while borrowings exceed 5% of net assets.

Other. The Short Duration Fund intends to qualify as an eligible investment for federal credit unions and national banks. The Fund will strictly limit its investments and investment transactions to those that are legal for federal credit unions under regulations adopted by the National Credit Union Administration.

Each Fund may trade portfolio securities for short-term profits to take advantage of price differentials. These trades involve transaction costs and are limited by certain Internal Revenue Code requirements. High portfolio turnover may result in higher transaction costs and higher levels of realized capital gains.


Each Fund may not always achieve its investment objective. Each Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. Each Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of such Fund's outstanding voting securities. Each Fund will notify investors in connection with any material change in its investment objective. If there is a change in a Fund's investment objective or investment policies, shareholders should consider whether that Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in an investment objective or investment policies. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.



HOW THE FUNDS MEASURE THEIR PERFORMANCE


Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 4.75% for the Intermediate Fund or 3.25% for the Short Duration Fund on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.


Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent month's distribution, annualized, by the maximum offering price of that Class at the end of the month. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUNDS ARE MANAGED

The Trustees formulate each Fund's general policies and oversee each Fund's affairs as conducted by the Adviser.

Colonial Investment Services, Inc. (Distributor), a subsidiary of the Adviser, serves as the distributor for each Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for each Fund. Each of the Adviser, the Distributor and the Transfer Agent is an indirect subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.


The Adviser furnishes each Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Short Duration Fund did not pay the Adviser a management fee in fiscal year 1996 due to the fee waiver in effect. The Intermediate Fund paid the Adviser 0.57% of its average net assets in fiscal year 1996.


Leslie W. Finnemore, Vice President of the Adviser, has managed the Intermediate Fund since its inception and various other Colonial taxable income funds since 1987.

Ann T. Peterson, Vice President of the Adviser, has managed or co-managed the Short Duration Fund since 1993. Prior to 1993, she was a taxable bond analyst with the Adviser. Ms. Finnemore has managed or co-managed the Fund since its inception.

The Adviser also provides pricing and bookkeeping services to each Fund for a monthly fee of $2,250 plus a percentage of each Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to each Fund for a fee of 0.18% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any fee waiver or reimbursement to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. In selecting broker-dealers, the Adviser may consider research and brokerage services furnished by such broker-dealers to the Adviser and its affiliates. In recognition of the research and brokerage services provided, the Adviser may cause a Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services. Subject to seeking best execution, the Adviser may consider sales of shares of a Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.


HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Funds are valued as of the close (normally 4:00 p.m. Eastern time) of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Adviser determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income monthly and any net realized gain at least annually. Each Fund generally declares distributions daily and makes distributions monthly.

At times each Fund's distributions may exceed its actual investment returns for the year, causing a portion of the distributions to be deemed a "return of capital." A return of capital reduces the cost basis of an investor's share and is similar to a partial redemption of the investment (on which a sales charge may have been paid).

Each Fund reinvests distributions in additional shares of the same Class of that Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of that Fund at net asset value. To change your election, call the Transfer Agent for information. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

Each Fund's distributions may, to the extent they consist of interest from certain U.S. government securities, be exempt from certain state and local income taxes. Annually, shareholders are informed of that portion of the distribution which might qualify for the exemption.

HOW TO BUY SHARES


Shares of the Funds are offered continuously. Orders received in good form prior to the time at which the Funds value their shares (or placed with a financial service firm before such time and transmitted by the financial service firm before a Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge. The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50, and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Funds may refuse any purchase order for their shares. See the Statement of Additional Information for more information.


Class A Shares. Class A shares of the Intermediate Fund are offered at net asset value plus an initial sales charge as follows:

                                              Initial Sales Charge
                                                                     Retained by
                                                                     Financial
                                                                      Service
                                                                      Firm as
                                                  as % of               % of
                                            Amount      Offering      Offering
Amount Purchased                           Invested      Price         Price

Less than $50,000                           4.99%         4.75%        4.25%
$50,000 to less than $100,000               4.71%         4.50%        4.00%
$100,000 to less than $250,000              3.90%         3.50%        3.00%
$250,000 to less than $500,000              3.09%         2.50%        2.00%
$500,000 to less than $1,000,000            2.04%         2.00%        1.75%
$1,000,000 or more                          0.00%         0.00%        0.00%

Class A Shares. Class A shares of the Short Duration Fund are offered at net asset value plus an initial sales charge as follows:

                                              Initial Sales Charge
                                                                     Retained
                                                                        by
                                                                     Financial
                                                                      Service
                                                                      Firm as
                                                  as % of              % of
                                            Amount      Offering      Offering
Amount Purchased                           Invested      Price         Price

Less than $100,000                          3.36%         3.25%         3.00%
$100,000 to less than $250,000              2.56%         2.50%         2.25%
$250,000 to less than $500,000              2.04%         2.00%         1.75%
$500,000 to less than $1,000,000            1.52%         1.50%         1.25%
$1,000,000 or more                          0.00%         0.00%         0.00%

On purchases of $1 million or more of each Fund, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                                                   Commission

First $3,000,000                                                      1.00%
Next $2,000,000                                                       0.50%
Over $5,000,000                                                       0.25% (1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by the investor. If a purchase results in an account having a value from $1 million to $5 million, then the shares purchased will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months from the first day of the month following the purchase. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge and, are subject to an annual distribution fee of 0.75% for the Intermediate Fund or 0.65% for the Short Duration Fund for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase for the Intermediate Fund or within four years after purchase for the Short Duration Fund. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

                                Intermediate Fund

                  Years                             Contingent Deferred
            After Purchase                             Sales Charge
                  0-1                                      5.00%
                  1-2                                      4.00%
                  2-3                                      3.00%
                  3-4                                      3.00%
                  4-5                                      2.00%
                  5-6                                      1.00%
              More than 6                                  0.00%

                               Short Duration Fund

                  Years                             Contingent Deferred
            After Purchase                             Sales Charge
                  0-1                                      4.00%
                  1-2                                      3.00%
                  2-3                                      2.00%
                  3-4                                      1.00%
              More than 4                                  0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% for the Intermediate Fund or 3.00% for the Short Duration Fund on Class B share purchases.


Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee for the Intermediate Fund and a 0.15% annual distribution fee for the Short Duration Fund, and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted. The Distributor has voluntarily agreed to waive a portion of the Intermediate Fund's distribution fee so that it will not exceed 0.60% annually. This waiver may be terminated by the Distributor at any time without shareholder approval. The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.55% for the Intermediate Fund and 0.10% for the Short Duration Fund annually commencing after the shares have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the distribution fees referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charge, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. The Funds allow certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. The programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, a Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. A Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Funds may be sold on any day the Exchange is open, either directly to a Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which a Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent, and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, a Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law.

HOW TO EXCHANGE SHARES


Except as described below with respect to money market funds, a Fund's shares may be exchanged at net asset value among shares of the same class of most Colonial funds. Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. Each Fund will terminate the exchange privilege as to a particular shareholder if the Adviser determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Adviser's ability to manage a Fund's investments in accordance with its investment objective or otherwise harm a Fund or its remaining shareholders.


Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase for the Intermediate Fund or four years after the original purchase for the Short Duration Fund, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.


Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "roundtrip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund A to Fund B and back to Fund A would be permitted only once during each three-month period.


TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange each Fund's shares and redeem up to $50,000 of a Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or financial adviser provide certain identifying information. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching a Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and each Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLANS


Under their 12b-1 Plans, the Intermediate Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of net assets attributed to Class A, Class B and Class C shares. The Short Duration Fund pays the Distributor monthly a service fee at an annual rate of 0.20% of net assets attributed to Class A and Class B shares and 0.25% of net assets attributed to Class C shares. Pursuant to its respective Plan, each Fund also pays the Distributor monthly a distribution fee at an annual rate of 0.75% applicable to the Intermediate Fund or 0.65% applicable to the Short Duration Fund of average daily net assets attributed to Class B shares. The Intermediate Fund pays the Distributor monthly a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class C shares and the Short Duration Fund pays the Distributor monthly a distribution fee at an annual rate of 0.15% of average daily net assets attributed to Class C shares. The Distributor has voluntarily agreed to waive a portion of the Intermediate Fund's Class C distribution fee so that it does not exceed 0.60% annually. The Distributor may terminate this waiver at any time without shareholder approval. Because Class B and Class C shares bear the additional distribution fee, their dividends will be lower than those of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold a Fund's shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of each Fund's shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624




Your financial service firm is:










Printed in U.S.A.





December 27, 1996, Revised August 1, 1997




COLONIAL INTERMEDIATE U.S.
GOVERNMENT FUND

COLONIAL SHORT DURATION
U.S. GOVERNMENT FUND

PROSPECTUS

Colonial Intermediate U.S. Government Fund seeks as high a level of current income and total return as is consistent with prudent risk by investing primarily in U.S. government securities.

Colonial Short Duration U.S. Government Fund seeks as high a level of current income as is consistent with very low volatility by investing primarily in U.S. government securities and maintaining a weighted average portfolio duration of 3 years or less.

For more information about each Fund, call the Adviser at 1-800-426-3750 for the December 27, 1996 Statement of Additional Information as revised April 30, 1997.


--------------------------------------------------------------------------------

               NOT FDIC-INSURED                        MAY LOSE VALUE
                                                       NO BANK GUARANTEE

--------------------------------------------------------------------------------


                                       18

Colonial Mutual Funds
Please send your completed application to:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint Tenant: Print all names, the Social Security # for the first person, and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Colonial fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult your financial adviser to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                          $1,000,000, available on certain funds after July 1, 1997; see prospectus)

___ D Shares (less than $500,000, available on certain funds; see prospectus)


Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested) Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside

___Direct Deposit via Colonial Cash Connection Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, all Colonial companies and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. Your redemption checks can be sent to you at the address of record for your account, to your bank account, or to another person you choose. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month or the preceding business day if the 10th falls on a non-business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax adviser before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day, if indicating EFT, month).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (day,if indicating EFT, month).


Payment instructions
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. Your bank must be a member of the Automated Clearing House System.
__The payee listed at right. If more than one payee, provide the name, address, payment amount, and frequency for other payees (maximum of 5) on a separate sheet. If you are adding this service to an existing account, please sign below and have your signature(s) guaranteed.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal pptions
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial adviser can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption Privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial adviser may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Colonial's and the Fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by Colonial to have been authorized.

Bank Information (For Sections A and B Above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have carefully read the prospectus for the fund(s) listed below.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly


C. Fundamatic/On-Demand EFT Purchase
Fundamatic automatically transfers the specified amount from your bank checking account to your Colonial fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial fund account by electronic funds transfer based on your telephone request. You will receive the applicable price two business days after the receipt of your request. Your bank needs to be a member of the Automated Clearing House System. Please attach a blank check marked "VOID." (Deposit slips are not a substitution). Also, complete the section below. Please allow 3 weeks for Colonial to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Fundamatic)
__Fundamatic Frequency
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Colonial Investors Service Center, Inc. Do Not Detach. Make sure all depositors on the bank account sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution). See reverse for bank instructions.

I authorize Colonial to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial fund. Colonial and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and Colonial may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

X_____________________________________
 Depositor's Signature(s)
 Exactly as appears on bank records

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colonial funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm.

This application is submitted in accordance with our selling agreement with Colonial Investment Services, Inc. (CISI), the Fund's prospectus, and this application. We will notify CISI, Inc., of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- Colonial can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Fundamatic (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by Colonial without prior notice if any check is not paid upon presentation. Colonial has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by Colonial by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized Colonial Investors Service Center, Inc. to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of Colonial Investors
Service Center, Inc., Colonial Investment Services, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.

SH-823D-0697 (6/97)
[Colonial Flag Logo]
Colonial
Mutual Funds

Checkwriting Signature Card
(Class A Shares Only)

Signature Card for the Bank of Boston ("Bank").

-----------------------------------------------
Name of Fund

-----------------------------------------------
Fund account number

Indicate the number of signatures required

-----------------------------------------------

Account Name:

You must sign below exactly as your account is registered.

X
-----------------------------------------------
Signature

X
-----------------------------------------------
Signature

By signing this card, you are subject to the conditions printed on the reverse side. If adding this privilege to an existing account, your signatures must be guaranteed.

Checkwriting Privilege

By electing the checkwriting privilege and signing the signature card, I acknowledge that I am subject to the rules and regulations of the Bank of Boston ("Bank") as currently existing and as they may be amended from time to time. I designate the Bank as my representative to present checks drawn on my Fund account to the Fund or its Agent and deposit the proceeds in this checking account. I understand that the shares for which share certificates have been issued or requested cannot be redeemed in this manner.

If the account is registered in joint tenancy, all persons must sign this card, and each person guarantees the genuineness of all other parties' signatures. I understand that if only one person signs a check, that all other tenants have authorized that signature.

Minimum and Maximum
I understand that checks may not be in amounts less than $500 nor more than $100,000, and that the Fund reserves the right to change these limits in its sole discretion. I agree that neither the Fund nor its Agent is responsible for any loss, expense, or cost arising from these redemptions. Also, if I have recently made additional investments, I understand that redemption proceeds will not be available until the check used to purchase the investment (including a certified or cashier's check) has been cleared by the bank on which it is drawn, which could take up to 15 days or more.

D-999D-0797

                   COLONIAL INTERMEDIATE U.S. GOVERNMENT FUND
                  COLONIAL SHORT DURATION U.S. GOVERNMENT FUND

                Supplement to Statement of Additional Information
                 dated December 27, 1996, Revised April 30, 1997




The first and fourth paragraphs under the sub-caption 12b-1 Plans, CDSC and Conversion of Shares are revised in their entirety, as follows:

Each Fund offers three classes of shares - Classes A, B and C. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for each Fund pursuant to Rule 12b-1 under the Act. Under the respective Plans, the Intermediate Fund pays CISI monthly a service fee at an annual rate of 0.25% of the net assets of its Class A, Class B and Class C shares and a distribution fee at the annual rate of 0.75% of average daily net assets of its Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. The Distributor may terminate this waiver at any time without shareholder approval. The Short Duration Fund pays CISI monthly a service fee at the annual rate of 0.20%, 0.20%, and 0.25% of the net assets of its Class A, Class B and Class C shares, respectively. The Short Duration Fund also pays CISI monthly a distribution fee at the annual rate of 0.65% and 0.15% of the average daily net assets of its Class B and Class C shares, respectively. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial services firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within four years after purchase for the Short Duration Fund or six years after purchase for the Intermediate Fund. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions made within one year after purchase. The CDSCs are described in the Prospectus.






GF-16/972D-0897                                                  August 1, 1997